UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₫ / shares	Jun. 30, 2025	Dec. 31, 2024
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	₫ 0	₫ 0
Ordinary shares, issued	2,338,812,676	2,338,812,496
Ordinary shares, outstanding	2,338,812,676	2,338,812,496